OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 30, 2015	Jun. 30, 2015	Jan. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables				$ 29,121	$ 19,545
Contracts Receivable, Claims and Uncertain Amounts				12,697	1,282
Other Receivables from Broker-Dealers and Clearing Organizations				3,488	1,552
Allowance for doubtful accounts				1,678	494	$ 154	$ 104
Refund of newbuild instalments paid and interest accrued	$ 11,900	$ 24,700	$ 7,600	58,793	173,840	144,592
Gain on cancellation and sale of newbuilding contracts	$ 2,800	$ 23,100	$ 1,700	108,923	68,989	$ 57,271
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables				12,936	429
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts				246	0
Hull J0106 [Member] | Claims receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables				0	1,480
Hull D2171 [Member] | Claims receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables				0	8,962
Hull D2174 [Member] | Claims receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables				$ 0	$ 5,840